Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred Tax Effects
Significant components of the Company's deferred income taxes are as follows as of December 31, 2013:

Deferred taxes
Net operating loss carryforwards	$170,103
Intangibles – startup costs	1,171,673
Stock-based compensation	73,082
Gross deferred tax assets	1,414,858
Valuation allowance	(1,414,858)

Net deferred tax assets	$-